ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 324,310	$ 294,641
Allowance for doubtful accounts	(49,094)	(48,089)
Accounts receivable, net	$ 275,216	$ 246,552